INTANGIBLE ASSETS OTHER THAN GOODWILL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Useful lives	The estimated new useful life is 5 years, equivalent to the period for finishing all the image changes necessary.
Accumulated amortization	$ (58,410)	$ (50,257)	$ (36,736)
Computer Programs [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	$ 373,463	$ 270,041